Financial Instruments - Summary of Foreign Exchange Risk Factor (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Risk Variable	25.00%
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Risk Variable	(50.00%)
Top of range [member] | Foreign exchange risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Risk Variable	50.00%